Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 252,912	¥ 1,755,970	¥ 1,755,970	¥ 410,500
Goodwill acquired	0	0	0	1,345,470
Ending Balance	$ 252,912	¥ 1,755,970	¥ 1,755,970	¥ 1,755,970